Business Acquisitions	12 Months Ended
May 31, 2018
Business Combinations [Abstract]
Business Acquisitions
3.	BUSINESS ACQUISITIONS

Business acquisition in fiscal year 2017:

Acquisition of Ainuo Shida

In March 2015, the Group invested and paid US$1,129 to obtain 18% equity interest in Ainuo Shida to expand the business of its oversea consulting and benefit from the synergistic effect expected from such investment. The investment was initially recognized as available-for-sale investment as the Group determined that it was a debt security and measured the investment subsequently at fair value. In December 2016, the Group acquired an additional 33% equity interest in Ainuo Shida, for a total consideration of US$3,842, which was paid in full as of May 31, 2017. The acquisition resulted in the Group obtaining control of Ainuo Shida with an ownership of 51% equity interest.

The Group recognized an investment gain of US$723 as a result of remeasuring the 18% equity interest immediately to fair value before the business combination. The acquisition was recorded using the acquisition method of accounting. Accordingly, the acquired assets and liabilities were recorded at their fair value on the date of acquisition. The acquisition-date fair value of the equity interest held by the Group immediately prior to the acquisition date was measured at fair value using a discounted cash flow method and taking into account certain factors including the management projection of discounted future cash flow and an appropriate discount rate. The purchase price allocation was determined by the Group with assistance of an independent valuation appraiser. The purchase price was allocated on the date of acquisition as follows:

	US$	Amortization period
Cash	2,499
Other current assets	4,874
Property and equipment	493	1-5 years
Intangible assets
Trademark	1,708	10 years
Student base	1,069	1 year
Courseware	76	3 years
Goodwill	5,516
Deferred revenue	(4,544)
Other current liabilities	(1,496)
Deferred tax liabilities	(713)
Fair value of the 18% equity interest	(1,741)
Non-controlling interests	(3,899)

Total	3,842

Business acquisition in fiscal year 2018:

Acquisition of Hangzhou Shengshen

In October 2017, the Group acquired 100% equity interest in Hangzhou Shengshen, a K-12 education group located in Zhejiang, for a total consideration of US$11,012, in which US$5,309 had been paid during the year ended May 31, 2018. The acquisition was recorded using the acquisition method of accounting, accordingly, the acquired assets and liabilities were recorded at their fair value on the date of acquisition. The purchase price allocation was determined by the Group with assistance of an independent appraiser. The acquired goodwill is not deductible for tax purposes. The purchase price was allocated on the date of acquisition as follows:

	US$	Amortization period
Cash	3,571
Other current assets	704
Property and equipment	1,148	1-5 years
Intangible assets
Trademark	1,713	5 years
Student base	2,164	3 years
Goodwill	9,809
Deferred revenue	(5,566)
Other current liabilities	(1,562)
Deferred tax liabilities	(969)

Total	11,012

Other acquisitions

During the year ended May 31, 2018, the Group also made several other business acquisitions.

The total cash consideration of the business acquisitions was US$6,992, in which US$5,902 had been paid during the fiscal year 2018. The cash and cash equivalents, intangible assets, goodwill, deferred revenue and non-controlling interests acquired from these business acquisitions were US$8,639, US$2,294, US$6,383, US$15,215 and US$1,683, respectively. The purchase price allocations were determined by the Group with assistance of an independent valuation appraiser.

The results of operations for all these acquired entities have been included in the Group’s consolidated financial statements from their respective acquisition dates. The acquired goodwill is not deductible for tax purposes.

The following summarized unaudited pro forma results of operations for the years ended May 31, 2017 and 2018 assuming that these acquisitions during the year ended May 31, 2018 occurred as of June 1, 2017. These pro forma results have been prepared for comparative purpose only and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of June 1, 2017, nor is it indicative of future operating results.

	For the years ended May 31,
	2017	2018
	(unaudited)	(unaudited)
	US$	US$
Pro forma net revenues	1,815,660	2,451,735
Pro forma net income attributable to New Oriental Education and Technology Group Inc.	275,685	296,697
Pro forma net income per share – basic	1.75	1.88
Pro forma net income per share – diluted	1.75	1.87